Other Comprehensive Income (Loss) (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ 113,178,000	$ (117,176,000)
Accumulated other comprehensive (loss) ending balance	(1,226,237,000)		$ (1,336,295,000)
Total FMC-AG and Co. KGaA [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications	104,146,000	(132,918,000)
Amounts reclassified from Accumulated Other comprehensive income	(9,032,000)	(15,742,000)
Net current period other comprehensive income	113,178,000	(117,176,000)
Accumulated other comprehensive (loss) ending balance	(1,233,339,000)	(1,210,180,000)	(1,346,517,000)	$ (1,093,004,000)
Accumulated net gain loss from designated or qualifying cash flow hedges (member) | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications	(953,000)	(5,485,000)
Amounts reclassified from Accumulated Other comprehensive income	(4,079,000)	(9,955,000)
Net current period other comprehensive income	3,126,000	4,470,000
Accumulated other comprehensive (loss) ending balance	(57,088,000)	(98,807,000)	(60,214,000)	(103,277,000)
AccumulatedDefinedBenefitPlansAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications	0	0
Amounts reclassified from Accumulated Other comprehensive income	(4,953,000)	(5,787,000)
Net current period other comprehensive income	4,953,000	5,787,000
Accumulated other comprehensive (loss) ending balance	(220,138,000)	(276,232,000)	(225,091,000)	(282,019,000)
AccumulatedTranslationAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications	101,979,000	(123,480,000)
Amounts reclassified from Accumulated Other comprehensive income	0	0
Net current period other comprehensive income	101,979,000	(123,480,000)
Accumulated other comprehensive (loss) ending balance	(949,011,000)	(825,927,000)	(1,050,990,000)	(702,447,000)
TotalBeforeNoncontrollingInterestsMember [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications	101,026,000	(128,965,000)
Amounts reclassified from Accumulated Other comprehensive income	(9,032,000)	(15,742,000)
Net current period other comprehensive income	110,058,000	(113,223,000)
Accumulated other comprehensive (loss) ending balance	(1,226,237,000)	(1,200,966,000)	(1,336,295,000)	(1,087,743,000)
Noncontrolling interests not subject to put provisions [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications	3,120,000	(3,953,000)
Amounts reclassified from Accumulated Other comprehensive income	0	0
Net current period other comprehensive income	3,120,000	(3,953,000)
Accumulated other comprehensive (loss) ending balance	$ (7,102,000)	$ (9,214,000)	$ (10,222,000)	$ (5,261,000)